SCHEDULE 1 (Details Textual) (Parent [Member])	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Restricted Investments	$ 99,949,155	613,427,942	583,717,942